Business Combination - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2020
Business Combination, Description [Abstract]
Loss on debt extinguishment	$ 39,400,000	$ 0	$ 0	$ 39,408,000	$ 0
Payment of debt				27,690,000	32,000,000	$ 32,000,000	$ 10,000,000	$ 0
Redemption of convertible notes				160,930,000	0
Warrant liabilities		$ 24,966,000		$ 24,966,000		0
Transaction expenses	2,900,000
Offering costs	27,600,000
Public Warrant
Business Combination, Description [Abstract]
Warrant liabilities	22,200,000
Private Warrant
Business Combination, Description [Abstract]
Warrant liabilities	$ 700,000
Class A common stock
Business Combination, Description [Abstract]
Votes per share (in Shares)				Holders of Class A common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval.
Common stock shares outstanding (in Shares)	42,956,667	42,492,498		42,492,498
Class B common stock
Business Combination, Description [Abstract]
Common stock shares outstanding (in Shares)	50,154,199	50,154,199		50,154,199
Common Class B-1
Business Combination, Description [Abstract]
Votes per share (in Shares)	Class B-1 common stock, which have 10 votes per share
Common Stock B-2
Business Combination, Description [Abstract]
Votes per share (in Shares)	Class B-2 common stock, which have one vote per share			Each holder of Class B-2 common stock shall be entitled to one vote for each share of Class B-2 common stock held of record by such holder.
Revolving Credit Facility
Business Combination, Description [Abstract]
Payment of debt	$ 27,700,000				$ 32,000,000	$ 32,000,000.0	$ 10,000,000.0	$ 0
Convertible Debt
Business Combination, Description [Abstract]
Redemption of convertible notes	$ 150,000,000
Sponsor | Class B common stock
Business Combination, Description [Abstract]
Common stock, shares forfeited (in Shares)	1,023,333
Common stock, forfeited per share value (in Dollars per Share)	$ 0.0001
FTIV | Class A common stock
Business Combination, Description [Abstract]
Common stock, new shares issued, shares (in Shares)	42,956,667
Cash paid for business combination	$ 355,000,000
PIPE Investors | Class A common stock
Business Combination, Description [Abstract]
Common stock, shares subscribed but unissued (in Shares)									12,500,000
Common stock, value, subscriptions									$ 125,000,000
Sponsor Related PIPE Investors | Class A common stock
Business Combination, Description [Abstract]
Common stock, value, subscriptions									$ 1,500,000
Electing ILPs
Business Combination, Description [Abstract]
Partners' capital account, redemptions	80,500,000
Electing Former Working Partners
Business Combination, Description [Abstract]
Partners' capital account, redemptions	$ 28,600,000